Employee Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plan (Textual) [Abstract]
Employers contribution	$ 1,519,000	$ 1,421,000	$ 218,000
Minimum age limit of employee to be eligible for the plan	20.5